Net Income (Loss) per Common Unit - Schedule of Net Income (Loss) per Unit and Allocation of Distribution (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income		$ 335		$ 47
Declared distributions		278		25
Amortization of beneficial conversion feature of Class B units				0
Assumed allocation of undistributed net income		$ 57	[1]	$ 22
Weighted average units outstanding		348.6		57.1
Net income (loss) per unit		$ 0.67		$ (0.80)
Common Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income		$ 236
Declared distributions		192		$ 24
Amortization of beneficial conversion feature of Class B units				(70)
Assumed allocation of undistributed net income		40	[1]	0
Assumed allocation of net income		$ 232		$ (46)
Weighted average units outstanding		348.6		57.1
Net income (loss) per unit	[2]	$ 0.67		$ (0.80)
Class B Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared distributions		$ 0		$ 0
Amortization of beneficial conversion feature of Class B units				235
Assumed allocation of undistributed net income		0	[1]	0
Assumed allocation of net income		$ 0		$ 235
Weighted average units outstanding		0.0		145.3
Subordinated Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income		$ 92
Declared distributions		74		$ 0
Amortization of beneficial conversion feature of Class B units				(165)
Assumed allocation of undistributed net income		16	[1]	22
Assumed allocation of net income		$ 90		$ (143)
Weighted average units outstanding		135.4		135.4
Net income (loss) per unit	[2]	$ 0.67		$ (1.06)
General Partner [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income		$ 7
Declared distributions		6		$ 1
Amortization of beneficial conversion feature of Class B units				0
Assumed allocation of undistributed net income		1	[1]	0
Assumed allocation of net income		7		1
IDR [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared distributions		6		0
Amortization of beneficial conversion feature of Class B units				0
Assumed allocation of undistributed net income		0	[1]	0
Assumed allocation of net income		$ 6		$ 0

[1]	Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss).
[2]	Earnings per unit in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.